Other assets - Summary of other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Long-term value added tax and other taxes recoverable	$ 38,822	$ 32,148
Prepaid forestry fees	1,824	2,655
Prepaid loan costs	2,020	2,191
Investment in marketable securities and debt securities	59,849	0
Other	1,508	2,568
Total other assets	$ 104,023	$ 39,562